Contingent Shares Issuance Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Contingent Shares Issuance Liabilities [Abstract]
CONTINGENT SHARES ISSUANCE LIABILITIES
12.	CONTINGENT SHARES ISSUANCE LIABILITIES

The table below represents the components of outstanding contingent shares issuance liabilities (in thousands):

	March 31, 2021	December 31, 2020
Contingent sponsor earnout shares	8,162	11,364
Private placement warrants	836	1,086
Balance as at	$8,998	$12,450

16.	CONTINGENT SHARES ISSUANCE LIABILITIES

The table below represents the components of outstanding contingent shares issuance liabilities (in thousands):

	2020	2019
Contingent sponsor earnout shares	11,364	-
Private placement warrants	1,086	-
Balance at	$12,450	$-

Contingent Sponsor Earnout Shares

On October 30,2020, as a result of the Merger Transaction, SOC modified the terms of 1,875,000 shares of Class A common stock ("Sponsor Earnout Shares") then held by HCMC's sponsor, such that 50% of such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $12.50 for 20 out of 30 consecutive trading days and 50% of such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $15.00 for 20 out of 30 consecutive trading days, in each case, prior to the seventh anniversary of the closing of the Merger Transaction ("Earnout Period"). The Sponsor Earnout Shares may not be transferred without the Company's consent until the shares vest. In addition, there is a change of control provision. If, during the Earnout Period, there is a change of control pursuant to which (a) the Company's stockholders have the right to receive consideration attributing a value of at least $10.00 but less than $12.50 to each share of Class A common stock and (b) greater than fifty (50%) of the aggregate amount of such consideration is in the form of equity securities, then fifty percent (50%) of the Sponsor Earnout Shares shall be forfeited, and the portion of the remaining fifty percent (50%) of the Sponsor Earnout Shares determined by multiplying (i) fifty percent (50%) of the Sponsor Earnout Shares by (ii) the ratio that the aggregate consideration in the form of equity securities in such transaction bears to the aggregate amount of all consideration in such transaction (including cash and equity securities) shall, in connection with the consummation of such change of control, be converted into such equity securities and shall remain subject to vesting upon the occurrence of the same conditions during the Earnout Period. Additionally, if, during the Earnout Period, there is a change of control pursuant to which Company's stockholders have the right to receive consideration attributing a value of less than $10.00 to each share of Class A common stock, then the Sponsor Earnout Shares shall be forfeited.

In order to capture the market conditions associated with the Sponsor Earnout Shares, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the Sponsor Earnout Shares' contractual life based on the appropriate probability distributions. The fair value was determined by taking the average of the fair values under each Monte Carlo simulation trial.

As part of the closing of the Merger Transaction, and in accordance with the employment agreement with the Company's Chief Executive Officer ("CEO"), an award equal to 15% of the Sponsor Earnout Shares was deemed granted to the CEO as performance share units ("PSUs") subject to the same market vesting conditions as the Sponsor Earnout Shares and recorded as stock-based compensation. Refer to Note 18 for further details.

The remaining 85% was determined to be classified as a noncurrent liability as contingent shares issuance liabilities. The estimated liability of the remaining 85% of the Sponsor Earnout Shares granted on October 30, 2020 was $15.2 million. The fair value was remeasured as of December 31, 2020 and estimated to be $11.4 million. As a result, $3.8 million was recognized and included as gain on contingent shares issuance liabilities in the statements of operations.

Private Placement Warrants

On October 30, 2020, SOC effectively granted approximately 350,000 private placement warrants with a 5-year term and strike price of $11.50 per share. In addition, if the last sales price of the Company's Class A common stock as quoted on Nasdaq is at least $18.00 for 20 out of 30 consecutive trading days, the Company has the option to repurchase these securities for $0.01 per warrant. Unlike the public warrants, the private placement warrants are not redeemable so long as they are held by HCMC's sponsor or its permitted transferees. Therefore, based on the nature of this settlement feature, it was determined that these securities should be measured at fair value and classified as a liability.

In order to capture the market conditions associated with the private placement warrants, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the warrant's contractual life based on the appropriate probability distributions. The fair value was determined by taking the average of the fair values under each Monte Carlo simulation trial.

The private placement warrants were recorded as a noncurrent liability as contingent shares issuance liabilities. The estimated liability granted on October 30, 2020 was $1.5 million. The fair value was remeasured as of December 31, 2020 and estimated to be $1.1 million. As a result, $0.4 million was recognized and included as gain on contingent shares issuance liabilities in the statements of operations.